Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – accounts receivable, Net

At December 31, 2020 and 2019, accounts receivable, net consisted of the following:

	As of December 31,
	2020	2019
Accounts receivable	$2,427,507	$3,054,229
Less: allowance for doubtful accounts	(298,224)	$(307,026)
Accounts receivable, net	$2,129,283	$2,747,203
Accounts receivable – related parties, net	$696,086	$1,015,152
Non-current accounts receivable	$2,009,766	$2,031,725
Non-current accounts receivable-related parties	$813,297	$584,411

The allowance for the doubtful accounts at December 31, 2020 and 2019, totaled $298,224 and $307,026, respectively, representing management best estimate. The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2020 and 2019:

Balance at January 1, 2019	$337,894
Decrease in allowance for doubtful accounts	(26,880)
Foreign exchange difference	(3,988)
Balance at December 31, 2019	$307,026
Decrease in allowance for doubtful accounts	(27,696)
Foreign exchange difference	18,894
Balance at December 31, 2020	$298,224

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. For the years ended December 31, 2020 and 2019, doubtful accounts recovery for accounts receivable amounted to $27,696 and $26,880, respectively.